Activities of Orange Bank - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	€ 1,380	€ 1,259
Current financial assets related to banking activities	1,977	3,095
Orange Bank, operating segment [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	1,380	1,259
Current financial assets related to banking activities	1,981	3,098
Orange Bank, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	1,380
Current financial assets related to banking activities	1,981
Total	3,361	4,357
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	2
Total	2	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Investments securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	2
Total	2	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	645
Current financial assets related to banking activities	5
Total	650	656
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	645
Current financial assets related to banking activities	5
Total	650	656	€ 925
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	99
Total	99	179
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Categories of financial assets [abstract]
Total		79
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	76
Total	76	76
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	22
Total	22	25
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	635
Current financial assets related to banking activities	1,976
Total	2,611	3,519
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to customers [member]
Categories of financial assets [abstract]
Current financial assets related to banking activities	1,857
Total	1,857	1,937
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to credit institutions [member]
Categories of financial assets [abstract]
Current financial assets related to banking activities	109
Total	109	1,073
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current financial assets related to banking activities	635
Current financial assets related to banking activities	6
Total	641	506
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Current financial assets related to banking activities	4
Total	€ 4	€ 3